Leases	12 Months Ended
Dec. 31, 2015
Leases [Abstract]
Leases
NOTE 7 LEASES

The components of the net investment in sales-type and direct financing leases at December 31 were as follows:

(Dollars in Millions)	2015	2014
Aggregate future minimum lease payments to be received	$10,257	$11,173
Unguaranteed residual values accruing to the lessor’s benefit	766	695
Unearned income	(887)	(1,004)
Initial direct costs	204	202

Total net investment in sales-type and direct financing leases(a)	$10,340	$11,066
(a)	The accumulated allowance for uncollectible minimum lease payments was $66 million and $65 million at December 31, 2015 and 2014, respectively.

The minimum future lease payments to be received from sales-type and direct financing leases were as follows at December 31, 2015:

(Dollars in Millions)
2016	$3,772
2017	3,207
2018	1,880
2019	756
2020	307
Thereafter	335